Income Taxes (Details) (USD $)	3 Months Ended			9 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014
Related Party Transaction [Line Items]
Deferred tax adjustment to reflect additional tax depreciation				$ 4,600,000
Valuation allowances	3,400,000			3,400,000		7,100,000
Valuation allowances adjustment		2,300,000
Unrecognized income tax benefits	1,800,000			1,800,000		200,000
Unrecognized income tax benefits that would impact effective tax rate, if recognized	1,500,000			1,500,000		200,000
Unrecognized income tax benefits adjustment related to prior period tax positions				900,000
Effective tax rate	36.00%		29.00%	38.30%	32.40%
Valuation allowance adjustment with favorable impact on effective tax rate			7,200,000		7,200,000
Uncertain tax matters with favorable impact on effective tax rate					3,600,000
State | Income Tax
Related Party Transaction [Line Items]
Income taxes due from (to) related party	900,000			900,000		0
Foreign | Income Tax
Related Party Transaction [Line Items]
Income taxes due from (to) related party	$ (2,800,000)			$ (2,800,000)		$ 0